Income tax - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax liability including interest and penalties	$ 0.2	$ 0.2
French subsidiary
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Dividends payments received	$ 3.5	$ 3.3